Global X Funds
600 Lexington Avenue, 20th Fl
New York, NY 10022

July 26, 2019

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
Post-Effective Amendment No. 580

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 580 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). The Amendment is being filed for the purpose of adding the following new series to the Trust: Global X Cybersecurity ETF.

Please do not hesitate to call me at (646) 716-3239 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Lisa K. Whittaker
Lisa K. Whittaker